Description of the Plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Automatic deferral rate, annual increase	1.00%
Matching percentage	100.00%
Participant compensation matched, percentage	6.00%
Minimum service period	1 year
Employee vesting percentage	100.00%
Forfeited nonvested account, decrease from employer contribution	$ 3,083,637
Forfeited nonvested account	1,138,554	$ 150,034
Maximum borrowing, amount	$ 50,000
Note receivable from participant, repayment period, years - primary residence	10 years
Basis spread on variable rate	1.00%
Maximum borrowing, to total account, percentage	50.00%
EBP, Hired Prior To January 1, 2017
EBP, Description of Plan [Line Items]
Employer vesting percentage	100.00%
EBP, Hired After January 1, 2017
EBP, Description of Plan [Line Items]
Employer vesting percentage	100.00%
Vesting period	3 years
Minimum
EBP, Description of Plan [Line Items]
Note receivable from participant, repayment period, years - general loan	1 year
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%
Note receivable from participant, repayment period, years - general loan	5 years